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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                      Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Tax Advantaged Balanced Trust

           SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)



Principal
 Amount                                                     Value
           TAX EXEMPT OBLIGATIONS  - 73.9%  of Net Assets
           Alabama - 2.0%
$6,990,000  Birmingham Waterworks & Sewer Revenue, 5.0%,  $      7,182,295
1,500,000  Sylacauga Health Care Authority Revenue, 6.0%           1,549,020
                                                         $         8,731,315
           Arizona - 0.9%
1,000,000  Maricopa County Hospital Revenue, 5.0%, 4/1/3 $        1,014,460
1,000,000  Pima County Industrial Development Authority,          1,039,380
1,000,000  Pima County Industrial Development Authority,           1,045,000
1,000,000  Pima County Industrial Development Authority,             1,056,110
                                                         $        4,154,950
           California - 3.6%
1,000,000  California Health Facilities Authority Revenu $        1,054,390
4,000,000  Golden State Tobacco Securitization Corp., 6.           4,512,360
9,655,000(aGolden State Tobacco Securitization Corp., RI         10,291,072
                                                         $      15,857,822
           Connecticut - 1.3%
4,190,000  Connecticut State Development Authority Pollu $       4,385,799
1,500,000  Mohegan Tribe Indians Gaming Authority, 5.25%            1,512,960
                                                         $        5,898,759
           District of Columbia - 1.0%
4,000,000  District of Columbia Tobacco Settlement Finan $      4,362,840

           Florida - 3.4%
1,105,000  Highlands County Health Facilities Authority  $        1,143,664
5,000,000  Highlands County Health Facilities Authority           5,452,600
1,080,000  Madison County First Mortgage Revenue, 6.0%,              1,114,387
2,025,000  Miami Beach Health Facilities Authority, 5.37           2,049,118
500,000    Miami Beach Health Facilities Authority, 6.7%              553,390
3,970,000(aTampa-Hillsborough County Expressway Authorit           4,839,112
                                                         $        15,152,271
           Georgia - 5.0%
5,000,000  Burke County Development Authority Revenue, 4 $       5,034,800
9,580,000(aGeorgia Municipal Electric Authority Power Re         11,794,992
2,500,000  Milledgeville-Baldwin County Development Auth          2,659,650
2,500,000  Milledgeville-Baldwin County Development Auth          2,673,425
                                                         $     22,162,867
           Illinois - 4.0%
3,000,000  Chicago Illinois General Obligation, 5.0%, 1/ $        3,124,950
4,580,000  Illinois Development Finance Authority Revenu           4,778,910
5,000,000  Illinois Educational Facilities Authority Rev           5,146,600
2,000,000  Illinois Finance Authority Revenue, 5.5%, 8/1          2,138,940
2,055,000(aIllinois Finance Authority Revenue, RIB, 8.51           2,540,391
                                                         $       17,729,791
           Indiana - 1.0%
4,135,000  Indiana State Development Finance Authority R $       4,287,499

           Louisiana - 2.0%
8,335,000  Tobacco Settlement Financing Corp., 5.875%, 5 $       8,783,423

           Maryland - 1.3%
3,000,000  Frederick County Educational Facilities Reven $        3,149,760
2,500,000  Maryland State Health & Higher Educational Fa          2,590,350
                                                         $         5,740,110

           Massachusetts - 4.2%
2,000,000  Massachusetts Health & Educational Facilities $       2,079,620
1,550,000  Massachusetts Health & Educational Facilities            1,560,137
1,600,000  Massachusetts Health & Educational Facilities            1,641,072
2,120,000  Massachusetts Health & Educational Facilities           2,195,536
900,000    Massachusetts Health & Educational Facilities              972,945
2,750,000  Massachusetts Health & Educational Facilities          3,004,210
2,000,000  Massachusetts State Development Finance Agenc         2,042,480
500,000    Massachusetts State Development Finance Agenc              508,650
1,100,000  Massachusetts State Development Finance Agenc            1,170,004
1,000,000  Massachusetts State Development Finance Agenc            1,052,410
2,000,000+ University of Massachusetts Building Authorit          2,203,780
                                                         $     18,430,844
           Michigan - 2.0%
5,000,000  Macomb County Hospital Finance Authority Reve $        5,277,000
2,000,000  Michigan State Hospital Finance Authority Rev           2,056,120
1,000,000  Michigan State Hospital Finance Authority Rev           1,037,790
335,000    Pontiac Hospital Finance Authority Revenue, 6             335,084
                                                         $       8,705,994

           Minnesota - 0.8%
2,000,000  Duluth Economic Development Authority Health  $      2,090,200
1,500,000  Duluth Economic Development Authority Health             1,554,210
                                                         $       3,644,410
           Missouri - 0.4%
1,720,000  Missouri State Health & Educational Authority $          1,819,571

           Montana - 0.2%
1,000,000  Montana Finance Authority Hospital Facilities $       1,022,490

           Nebraska - 1.3%
4,980,000(aNebraska Public Power District Revenue, RIB,  $         5,701,453

           Nevada - 1.6%
3,000,000  Clark County Industrial Development Revenue,  $       2,990,700
1,500,000  Henderson Nevada Health Care Facilities Reven             1,611,285
2,500,000  Washoe County Water Facility Revenue, 5.0%, 3            2,516,150
                                                         $          7,118,135
           New Hampshire - 0.7%
1,900,000+ New Hampshire Business Finance Authority Reve $      2,000,662
1,000,000  New Hampshire Health & Education Facilities A             1,065,110
                                                         $        3,065,772
           New Jersey - 5.8%
1,250,000  Camden County Improvement Authority Revenue,  $        1,336,162
5,920,000(aGarden State Preservation Trust, RIB, 9.403%,           8,856,277
710,000    New Jersey Economic Development Authority Rev             728,836
1,230,000  New Jersey Economic Development Authority Rev          1,264,366
1,500,000  New Jersey Health Care Facilities Financing A            1,409,415
5,000,000  New Jersey Health Care Facilities Financing A           5,189,050
3,500,000  New Jersey Health Care Facilities Financing A           3,581,200
3,000,000  Tobacco Settlement Financing Corp., 6.25%, 6/           3,241,740
                                                         $     25,607,046
           New Mexico - 0.6%
1,000,000  Dona Ana County PILT Revenue, 5.25%, 12/1/25  $        1,062,470
1,500,000  Farmington New Mexico Hospital Revenue, 5.0%,            1,542,585
                                                         $        2,605,055
           New York - 4.9%
2,000,000  Dutchess County Industrial Development Agency $        2,185,960
1,000,000  New York City Industrial Development Agency,            1,047,430
1,000,000  New York City Industrial Development Agency,             1,078,410
8,820,000(bNew York City Transitional Finance Authority            7,220,758
5,000,000  Port Authority of New York & New Jersey Reven          5,200,600
4,900,000  Triborough Bridge & Tunnel Authority, 5.25%,            5,213,600
                                                         $      21,946,758
           North Carolina - 1.4%
3,000,000  North Carolina Capital Facilities Finance Age $         3,113,730
1,000,000  North Carolina Capital Facilities Finance Age          1,032,340
1,000,000  North Carolina Capital Facilities Finance Age          1,029,830
1,000,000  North Carolina Medical Care Commission Health           1,025,540
                                                         $       6,201,440
           Ohio - 1.4%
2,000,000  Cleveland Airport Special Revenue, 5.7%, 12/1 $        1,955,840
3,000,000  Columbus City School District, 5.0%, 12/1/32           3,144,360
1,000,000  Hamilton County Hospital Facilities Revenue,            1,052,890
                                                         $        6,153,090
           Oregon - 0.7%
2,935,000  Oregon State Housing & Community Services Dep $      3,009,842

           Pennsylvania - 2.7%
5,000,000  Pennsylvania State Turnpike Commission Oil Fr $       5,225,200
3,000,000  Sayre Health Care Facilities Authority Revenu         3,233,460
280,000    Scranton-Lackawanna Health and Welfare Author             279,686
700,000    Scranton-Lackawanna Health and Welfare Author             700,294
460,000    Scranton-Lackawanna Health and Welfare Author              460,547
2,165,000  Swarthmore Borough Authority College Revenue,         2,230,989
                                                         $       12,130,176
           Puerto Rico - 3.3%
8,000,000  Puerto Rico Commonwealth Highway & Transporta $       8,192,240
5,000,000  Puerto Rico Public Buildings Authority Revenu            5,218,100
1,000,000  Puerto Rico Public Finance Corp., 5.75%, 8/1/           1,074,360
                                                         $     14,484,700
           Rhode Island - 1.1%
1,640,000  Tobacco Settlement Financing Corp., 6.125%, 6 $        1,738,203
3,100,000  Tobacco Settlement Financing Corp., 6.25%, 6/          3,288,914
                                                         $          5,027,117
           South Carolina - 4.0%
6,000,000  Berkeley County School District Installment L $        6,135,000
5,000,000  Florence County Hospital Revenue, 5.25%, 11/1          5,307,300
3,500,000  Lexington County Health Services District, In         3,683,680
2,500,000  South Carolina Jobs Economic Development Auth           2,650,525
                                                         $       17,776,505
           Tennessee  - 0.6%
2,500,000  Knox County Health Educational & Housing Faci $       2,744,350

           Texas  - 3.6%
1,552,000  Houston Housing Financing Corp., 6.25%, 9/20/ $        1,670,728
2,885,000(aHouston Utility System Revenue, RIB, 7.725%,           3,627,599
2,750,000  Lower Colorado River Authority, 5.0%, 5/15/31         2,833,682
1,711,000  Panhandle Regional Housing Finance Corp., 6.6            1,877,035
3,000,000  Richardson Hospital Authority, 6.0%, 12/1/34           3,246,780
1,000,000  Seguin Higher Education Facilities Corp. Reve           1,014,480
1,500,000  Texas State Student Housing Revenue, 6.5%, 9/            1,614,210
                                                         $       15,884,514
           Vermont  - 0.3%
1,295,000  Vermont Educational & Health Buildings Financ $       1,342,462

           Virginia  - 2.2%
1,500,000  Prince William County Industrial Development  $         1,578,435
3,925,000  Prince William County Industrial Development            4,164,739
4,000,000  Virginia College Building Authority Revenue,           4,143,400
                                                         $       9,886,574
           Washington - 3.6%
8,000,000  King County Washington Sewer Revenue, 5.0%, 1 $        8,261,120
7,000,000  Tobacco Settlement Authority Revenue, 6.625%,          7,700,980
                                                         $      15,962,100
           West Virginia - 0.2%
1,000,000  Monongalia County Building Commission Hospita $        1,035,300

           Wisconsin  - 0.8%
3,500,000  Wisconsin State Health & Educational Faciliti $       3,627,960

           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $310,626,999) (c)                       $   327,795,305

 Shares
           COMMON STOCKS  - 34.8%  of Net Assets
           Materials - 0.7%
           Diversified Chemicals - 0.3%
94,000     Olin Corp.                                    $        1,412,820

           Construction Materials - 0.0%
3,950      Monarch Cement Co.                            $            109,415

           Diversified Metals & Mining - 0.4%
56,012     Compass Minerals International, Inc.          $         1,497,201

           Steel - 0.0%
200        Worthington Industries, Inc.                  $               3,822
           Total Materials                               $       3,023,258

           Consumer Services & Supplies - 0.6%
           Commercial Printing - 0.6%
79,034     R.R. Donnelley & Sons Co.                     $       2,562,282
           Total Consumer Services & Supplies            $       2,562,282

           Consumer Durables & Apparel - 1.1%
           Home Furnishings - 0.4%
50,000     Bassett Furniture Industries, Inc.            $          864,000
48,386     Kimball International, Inc.                                853,529
                                                         $          1,717,529
           Housewares & Specialties - 0.7%
166,444    Tupperware Corp.                              $        2,997,657
           Total Consumer Durables & Apparel             $         4,715,186

           Consumer Services - 0.5%
           Specialized Consumer Services - 0.5%
200,227    ServiceMaster Co.                             $      2,300,608
           Total Consumer Services                       $      2,300,608

           Media - 0.9%
           Movies & Entertainment - 0.9%
206,487    Regal Entertainment Group                     $       4,073,989
           Total Media                                   $       4,073,989

           Food, Beverage & Tobacco - 5.1%
           Tobacco - 5.1%
76,000     Altria Group, Inc.                            $      6,348,280
172,872    Loews Corp. - Carolina Group                            9,898,651
120,356    UST, Inc.                                              6,362,018
           Total Food, Beverage & Tobacco                $    22,608,949

           Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
           Pharmaceuticals - 3.6%
329,758    Bristol-Myers Squibb Co.                      $         7,172,237
216,536    Merck & Co., Inc.                                       8,780,535
           Total Pharmaceuticals, Biotechnology & Life S $       15,952,772

           Banks - 3.7%
           Diversified Banks - 0.4%
28,642     Wachovia Corp.                                $         1,564,712

           Regional Banks - 2.3%
78,200     FirstMerit Corp.                              $        1,799,382
81,550     KeyCorp                                                3,000,225
90,000     National City Corp.                                     3,112,200
67,800     Regions Financial Corp.                                2,440,122
                                                         $      10,351,929
           Thrifts & Mortgage Finance - 1.0%
222,700    TrustCo Bank Corp., NY                        $       2,449,700
50,000     Washington Mutual, Inc.                                2,094,500
                                                         $       4,544,200
           Total Banks                                   $      16,460,841

           Diversified Financials - 0.5%
           Other Diversified Financial Services - 0.5%
42,500     Bank of America Corp.                         $         2,187,475
           Total Diversified Financials                  $         2,187,475

           Telecommunication Services - 8.0%
           Integrated Telecommunication Services - 8.0%
421,497    AT&T, Inc.                                    $       13,121,202
529,946    Citizens Communications Co.                             7,307,955
198,116    Verizon, Communications, Inc.                           6,969,721
614,074    Windstream Corp.                                         8,105,777
           Total Telecommunication Services              $      35,504,655

           Utilities - 10.1%
           Electric Utilities - 1.2%
138,400    Empire District Electric Co.                  $        3,127,840
74,383     Great Plains Energy, Inc.                               2,270,169
                                                         $       5,398,009
           Gas Utilities - 3.3%
81,249     AGL Resources, Inc.                           $       2,956,650
395,466    Atmos Energy Corp.                                     11,389,421
                                                         $      14,346,071

           Multi-Utilities - 5.6%
137,135    Ameren Corp.                                  $        7,343,579
100,000    Consolidated Edison, Inc.                             4,620,000
285,753    Duke Energy Corp.                                       8,572,590
134,112    NSTAR                                                  4,416,308
                                                         $     24,952,477
           Total Utilities                               $     44,696,557
           TOTAL COMMON STOCKS
           (Cost $137,653,788)                           $    154,086,572

           NON-CONVERTIBLE PREFERRED STOCKS - 27.4% of Net Assets
           Energy - 1.1%
           Oil & Gas Exploration & Production- 1.1%
49,300     Apache Corp., Series B, 5.68%                 $      4,846,806
           Total Energy                                  $      4,846,806

           Automobiles & Components - 0.4%
           Automobile Manufacturers - 0.4%
46,446     Ford Motor Co. Capital Trust II, 6.5%         $         1,552,797
           Total Automobiles & Components                $         1,552,797

           Banks - 8.3%
           Diversified Banks - 2.3%
105,000    Bank One Capital VI, 7.2%                     $       2,631,340
27,000     Fleet Capital Trust VII, 7.2%                              675,769
200,000    Royal Bank of Scotland Group Plc, Series L, 5          4,816,000
71,000     Wachovia Preferred Funding Corp., Series A, 7            1,985,160
                                                         $      10,108,269
           Thrifts & Mortgage Finance - 6.0%
21,500     Countrywide Capital IV, 6.75%                 $           535,488
201,000    Fannie Mae, Series L, 5.125%                            8,954,550
114,000    Fannie Mae, Series M, 4.75%                            4,702,500
100,000    Fannie Mae, Series N, 5.5%                             4,735,000
57,000     Freddie Mac, 5.81%                                     2,992,500
39,000     Freddie Mac, Series F, 5.0%                             1,696,500
58,000     Freddie Mac, Series K, 5.79%                           2,995,700
                                                         $     26,612,238
           Total Banks                                   $     36,720,507

           Diversified Financials - 6.4%
           Other Diversified Financial Services - 2.4%
55,000     Citigroup Inc., Series G, 6.213%              $        2,777,500
81,500     Citigroup Inc., Series M, 5.864%                        4,050,550
150,000    JP Morgan Chase Capital Trust XVI, 6.35%               3,706,500
                                                         $      10,534,550
           Consumer Finance - 0.9%
18,000     MBNA Capital, Series D, 8.125%                $           464,519
70,000     SLM Holdings Corp., Series A, 6.97%                    3,762,500
                                                         $        4,227,019
           Investment Banking & Brokerage - 3.1%
57,000     Bear Stearns Companies, Inc., Series F, 5.72% $       2,807,250
40,000     Bear Stearns Companies, Inc., Series G, 5.49%          1,898,000
100,000    Lehman Brothers Holdings, Inc., 6.5%                   2,582,000
19,000     Lehman Brothers Holdings, Inc., Series C, 5.9              966,150
30,000     Lehman Brothers Holdings, Inc., Series D, 5.6           1,453,500
65,000     Merrill Lynch Preferred Capital Trust IV, 7.1           1,646,164
87,000     Merrill Lynch Preferred Capital Trust V, 7.28         2,220,982
                                                         $      13,574,046
           Total Diversified Financials                  $      28,335,615

           Insurance - 4.1%
           Life & Health Insurance - 0.7%
159,000    Scottish Re Group Ltd., 7.25%                 $        3,218,160

           Property & Casualty Insurance 2.5%
110,000    ACE, Ltd., Series C, 7.8%                     $      2,846,800
161,000    Berkley W.R. Capital Trust II, 6.75%                   3,954,952
70,000     St. Paul Capital Trust I, 7.6%                           1,753,276
109,000    XL Capital, Ltd., Series B, 7.625%                      2,795,850
                                                         $       11,350,878
           Reinsurance - 0.9%
170,500    RenaissanceRe Holdings, Ltd., Series C, 6.08% $        3,790,215
           Total Insurance                               $      18,359,253

           Real Estate - 3.8%
           Diversification REIT's - 0.9%
128,000    PS Business Parks, Inc., Series H, 7.0%       $       3,183,360
32,440     PS Business Parks, Inc., Series I, 6.875%                 798,024
                                                         $       3,981,384
           Industrial REIT's - 0.2%
40,000     Prologis Trust, Series G, 6.75%                        1,004,000

           Office REIT's - 0.5%
15,000     Brandywine Realty Trust, Series C, 7.5%       $          380,250
34,500     Brandywine Realty Trust, Series D, 7.375%                 865,260
27,000     Equity Office Properties Trust, Series G, 7.7             685,260
                                                         $        1,930,770
           Residential REIT's - 0.5%
92,000     Home Properties New York, Inc., Series F, 9.0 $      2,332,200

           Retail REIT's - 0.8%
53,500     Regency Centers Corp., 6.7%                   $        1,282,395
94,000     Regency Centers Corp., Series C, 7.45%                 2,381,960
                                                         $       3,664,355
           Specialized REIT's - 0.9%
124,000    Public Storage, Inc., Series F, 6.45%         $       3,019,400
35,480     Public Storage, Inc., Series T, 7.625%                      902,611
                                                         $        3,922,011
           Total Real Estate                             $     16,834,720

           Utilities - 3.3%
           Electric Utilities - 2.9%
98,000     Alabama Power Co., 5.3%                       $      2,446,943
113,000    Alabama Power Co., 5.83%                               2,823,870
78,000     Interstate Power and Light Co., Series B, 8.3          2,359,500
40,000     Mississippi Power Co., 5.25%                              935,000
7,700      PPL Electric Utilities Corp., 4.5%                         631,400
73,000     Southern California Edison Co., 4.32%                  1,430,800
94,000     Virginia Power Capital Trust II, 7.375%                2,384,730
                                                         $      13,012,243
           Gas Utilities - 0.4%
62,000     Southern Union Co., Series C, 7.55%           $       1,608,900
           Total Utilities                               $       14,621,143
           TOTAL NON-CONVERTIBLE PREFERRED STOCKS
           (Cost $126,113,251)                           $     121,270,841

           CONVERTIBLE PREFERRED STOCKS - 1.9% of Net Assets
           Capital Goods - 0.4%
           Aerospace & Defense - 0.4%
15,000     Northrop Grumman Corp., 7.0%                  $        1,965,000
           Total Capital Goods                           $        1,965,000

           Diversified Financials - 1.2%
           Other Diversified Financial Services - 1.2%
161,000    Lazard, Ltd., 6.625%                          $       5,448,240
           Total Diversified Financials                  $       5,448,240

           Insurance - 0.3%
           Property & Casualty Insurance - 0.3%
47,919     XL Capital, Ltd., Class A, 7.0%               $         1,187,433
           Total Insurance                               $         1,187,433


           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost $7,130,041)                             $       8,600,673

           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.4% of Net Assets
1,882,987  BlackRock Provident Institutional Municipal F $        1,882,987
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $1,882,987)                             $        1,882,987

           TOTAL INVESTMENTS IN SECURITIES - 138.4%
           (Cost $583,407,066) (d)                       $   613,636,378
           OTHER ASSETS AND LIABILITIES - 1.4%           $        6,398,173
           PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
           DIVIDENDS  PAYABLE  - (39.8%)                 $   (176,511,924)
           NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - $  443,522,627

  (144A) Security is exempt from registration under Rule 144A of the Securities
           Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2006, the value of these securities amounted $51,164,518, or 11.5% of total net assets.

      NR   Security not rated by S&P or Moody's.

       +   Prerefunded bonds have been collateralized by U.S. Treasury securities which
           are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

     (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at August 31, 2006.

     (b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at period end.

     (c) The concentration of tax-exempt investments by type of obligation/market sector is as follows:
           Insured                                                 %
           Revenue Bonds:
                Health Revenue                                 25.8
                Tobacco Revenue                                13.2
                Development Revenue                             8.8
                Education Revenue                               7.8
                Transportation Revenue                          4.1
                Other                                           3.8
                Housing Revenue                                 2.0
                School District Revenue                         1.9
                Facilities Revenue                              1.6
                Pollution Control Revenue                       1.4
                Water Revenue                                   1.3
                Airport Revenue                                 0.6
                Gaming Revenue                                  0.5
                                                                   %

     (d) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $583,236,230 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax $     39,273,805
           Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over va         (8,873,657)
           Net unrealized gain                           $     30,400,148

           For financial reporting purposes net unrealized gain on investments was
           $30,229,312 and cost of investments aggregated $583,407,066.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.